INVESTMENTS, DEBT AND DERIVATIVES - Financing activities 2022 (Details) ₴ in Millions, ₨ in Millions, $ in Millions, ₽ in Billions, ৳ in Billions		1 Months Ended																2 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2022 UAH (₴)	Apr. 30, 2023 USD ($)	Apr. 30, 2023 PKR (₨)	Apr. 30, 2023 UAH (₴)	Nov. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 UAH (₴)	May 31, 2022 USD ($)	May 31, 2022 BDT (৳)	May 31, 2022 UAH (₴)	Apr. 30, 2022 USD ($) loan	Apr. 30, 2022 UAH (₴) loan	Mar. 31, 2022 USD ($)	Mar. 31, 2022 PKR (₨)	Feb. 28, 2022 USD ($) bank $ / mHz	Feb. 28, 2022 RUB (₽) bank $ / mHz	Apr. 30, 2021	May 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 BDT (৳)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 UAH (₴)	Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)	[1]	May 31, 2023 USD ($)	Apr. 20, 2023 USD ($)	Dec. 31, 2022 UAH (₴)	Sep. 30, 2022 BDT (৳)	Jun. 30, 2022 UAH (₴)	May 31, 2022 UAH (₴)	Apr. 30, 2022 RUB (₽)	Apr. 30, 2022 PKR (₨)	Apr. 30, 2022 BDT (৳)	Apr. 30, 2022 UAH (₴)	Mar. 31, 2022 UAH (₴)	Feb. 28, 2022 RUB (₽)	Jul. 31, 2020 USD ($)	Jul. 31, 2020 RUB (₽)
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities																					$ 1,619		$ 1,977	[1]	$ 4,148
Number of banks not extending facility | $ / mHz															2	2
Borrowings																					6,670		$ 7,595
Exposure to credit risk on loan commitments and financial guarantee contracts													$ 30
Notes 7.5%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)															7.50%																							7.50%
Notional amount															$ 417
VTB bank bilateral term loan
Disclosure of detailed information about borrowings [line items]
Notional amount																																							$ 422	₽ 30
Repayments of borrowings, classified as financing activities															396	₽ 30
VTB Bank term loan facility agreement, maturity february 2029
Disclosure of detailed information about borrowings [line items]
Notional amount															$ 400,000																							₽ 30
Alfa Bank $1250 revolving credit facility
Disclosure of detailed information about borrowings [line items]
Notional amount													1,250
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings extension option, term															1 year	1 year
Number of banks not extending facility | bank															2	2
Proceeds from non-current borrowings					$ 82										$ 430			$ 610
Available credit													1,055		1,250
Borrowings																					1,055
Revolving credit facility | Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 692																									$ 363	$ 692
Revolving credit facility | Later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
Notional amount															250
Revolving credit facility | Later than two years and not later than three years
Disclosure of detailed information about borrowings [line items]
Notional amount															$ 805
Alfa Bank $125 commitment
Disclosure of detailed information about borrowings [line items]
Notional amount													125
Repayments of borrowings, classified as financing activities											$ 43
Raiffeisen Bank Russia $170 commitment
Disclosure of detailed information about borrowings [line items]
Notional amount													70
Repayments of borrowings, classified as financing activities								$ 24
PKR50BN syndicated credit facility | PMCL (Pakistan Mobile Communications Ltd)
Disclosure of detailed information about borrowings [line items]
Proceeds from non-current borrowings		41	₨ 10,000										222	₨ 40,000
Syndicated loan with a 10 year maturity | PMCL (Pakistan Mobile Communications Ltd)
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 217																							₨ 40,000
Borrowings term											10 years	10 years					10 years
Borrowings											$ 156																							₨ 30,000
Sherbank RUB 45 million loan
Disclosure of detailed information about borrowings [line items]
Notional amount											556,000																						₽ 45
Alfa Bank RUB 45 million loan
Disclosure of detailed information about borrowings [line items]
Notional amount											556																						45
Sberbank and Alfa Bank
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 1,112																						₽ 90
Number of group-level loans | loan											2	2
Syndicated loan with a 5 years maturity | Banglalink
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 139								$ 32											৳ 3					৳ 12
Proceeds from non-current borrowings								103,000	৳ 9										$ 32,000	৳ 3
Borrowings term											5 years	5 years
USD300M syndicated term facility | Banglalink
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities								38	৳ 3
JSC Citibank | Kyivstar
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 46		46			$ 46		46					46			46								₴ 1,350		₴ 1,350	₴ 1,350				₴ 1,350	₴ 1,350
JSC credit agricole | Kyivstar
Disclosure of detailed information about borrowings [line items]
Notional amount						44		44			44		44					44			44								1,275		1,275	1,275				1,275	1,275
Alfa Bank $1667 million loan | Kyivstar
Disclosure of detailed information about borrowings [line items]
Notional amount						57		57			57		57					$ 57			57								1,677		1,677	1,677				1,677	1,677
OTP Bank UAH 490 million loan | Kyivstar
Disclosure of detailed information about borrowings [line items]
Notional amount | ₴																													₴ 1,250		₴ 1,250	₴ 1,250				₴ 1,250	₴ 1,250
Repayments of borrowings, classified as financing activities	₴ 490					$ 17	₴ 490	$ 17		₴ 490	$ 17	₴ 490	$ 17								$ 17	₴ 490
OTP Bank UAH 490 million loan | Kyivstar | Borrowings
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities		$ 21		₴ 760

[1]	* Prior year comparatives for the years ended December 31, 2021 and 2020 are adjusted following the classification of Russia as a discontinued operation (see note 10)